PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
PRIMEGEN US, INC. [Member]
Property, Plant, and Equipment [Line Items]
PROPERTY AND EQUIPMENT

5. PROPERTY AND EQUIPMENT

Property and equipment, net, consisted of the following:

	June 30,	December 31,
	2026	2025
	(Unaudited)

Machinery and equipment	$585,292	$440,292
Leasehold improvements	132,730	132,730
	718,022	573,022
Less: accumulated depreciation and amortization	(199,596)	(165,919)

Total property and equipment, net	$518,426	$407,103

7. PROPERTY AND EQUIPMENT

Property and equipment, net, consisted of the following:

	December 31,	December 31,
	2025	2024

Machinery and equipment	$440,292	$195,181
Leasehold improvements	132,730	-
	573,022	195,181
Less: accumulated depreciation and amortization	(165,919)	(127,614)

Total property and equipment, net	$407,103	$67,567